Expenses by Nature - Summary of Depreciation and Amortization (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation	€ 19,733	€ 20,724	€ 20,177
Total depreciation and amortisation expense	6,526	8,639	8,356
Cost of sales [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	6,272	6,535	6,234
Amortisation of intangible assets	1	2	2
Government grants	(1,388)	(1,503)	(1,414)
Total depreciation and amortisation	5,138	7,136	6,942
Cost of sales [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	253	2,102	2,120
Selling expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Total depreciation and amortisation expense	12,450	12,369	11,832
Selling expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	10,121	9,919	9,579
Selling expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	2,329	2,450	2,253
Administrative expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortisation of intangible assets	1,568	1,039	1,029
Government grants	(67)	(145)	(59)
Total depreciation and amortisation expense	2,145	1,219	1,403
Administrative expenses [member] | Right-of-use assets [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	271		135
Administrative expenses [member] | Property, plant and equipment [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation	€ 373	€ 325	€ 298